SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

               PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITYSM

                               JNL(R) SERIES TRUST


On page 39 of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

The Series is managed on a team basis. Herbert W. Gullquist and Andrew Lacey share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Lacey has shared responsibility for the day-to-day management of the Series since January 2001.

On page 42 of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

The Series is managed on a team basis. Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Wilson has been with Lazard since 1988. He is a portfolio manager/analyst and a Director of Lazard. Mr. Mullin has been with Lazard since 1998. He is a portfolio manager/analyst. Prior to joining Lazard in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Wilson and Mr. Mullin have shared responsibility for the day-to-day management of the Series since January 2001.

This Supplement is dated January 25, 2001

(To be used with Form No. VC3723 Rev. 05/00.)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

                               JNL(R) SERIES TRUST


On page 36 of the prospectus for the JNL Series Trust dated May 1, 2000, as amended September 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

The Series is managed on a team basis. Herbert W. Gullquist and Andrew Lacey share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Lacey has shared responsibility for the day-to-day management of the Series since January 2001.

On page 40 of the prospectus for the JNL Series Trust dated May 1, 2000, as amended September 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

The Series is managed on a team basis. Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Wilson has been with Lazard since 1988. He is a portfolio manager/analyst and a Director of Lazard. Mr. Mullin has been with Lazard since 1998. He is a portfolio manager/analyst. Prior to joining Lazard in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Wilson and Mr. Mullin have shared responsibility for the day-to-day management of the Series since January 2001.

This Supplement is dated January 25, 2001

(To be used with Form No. VC2440 Rev. 05/00.)

  SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000, as amended SEPTEMBER 1, 2000

             PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(R) (NY)

                               JNL(R) SERIES TRUST


On page 49 of the prospectus for the JNL Series Trust dated May 1, 2000, as amended September 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

The Series is managed on a team basis. Herbert W. Gullquist and Andrew Lacey share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Lacey has shared responsibility for the day-to-day management of the Series since January 2001.

On page 52 of the prospectus for the JNL Series Trust dated May 1, 2000, as amended September 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

The Series is managed on a team basis. Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Wilson has been with Lazard since 1988. He is a portfolio manager/analyst and a Director of Lazard. Mr. Mullin has been with Lazard since 1998. He is a portfolio manager/analyst. Prior to joining Lazard in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Wilson and Mr. Mullin have shared responsibility for the day-to-day management of the Series since January 2001.

This Supplement is dated January 25, 2001

(To be used with Form No. NV3784 Rev. 09/00.)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

               PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(R)

                               JNL(R) SERIES TRUST

On page 49 of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:


The Series is managed on a team basis. Herbert W. Gullquist and Andrew Lacey share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Lacey has been with Lazard since 1996. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Lacey has shared responsibility for the day-to-day management of the Series since January 2001.

On page 52 of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

The Series is managed on a team basis. Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Wilson has been with Lazard since 1988. He is a portfolio manager/analyst and a Director of Lazard. Mr. Mullin has been with Lazard since 1998. He is a portfolio manager/analyst. Prior to joining Lazard in 1998, he was with Target Capital Management and Dillon, Read & Co. Inc. Mr. Gullquist has been responsible for the day-to-day management of the Series since the inception of the Series. Mr. Wilson and Mr. Mullin have shared responsibility for the day-to-day management of the Series since January 2001.

This Supplement is dated January 25, 2001

(To be used with Form No. VC3657 Rev. 09/00.)